COMMITMENTS (Details)	4 Months Ended
Dec. 31, 2020 USD ($) item
Commitments (Details) [Line Items]
Maximum number of demands for registration of securities | item	3
Cash Discount (in percent)	3.50%
Cash discount	$ 17,500,000
Representative Of The Underwriters (Member)
Commitments (Details) [Line Items]
Cash Discount (in percent)	2.25%
Cash discount	$ 11,250,000
Moelis & Company LLC
Commitments (Details) [Line Items]
Cash Discount (in percent)	1.25%
Cash discount	$ 6,250,000